Expense Example {- Insurance Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Insurance Portfolio - Insurance Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966